OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares		Value
Common Stocks: 89.4%
Aerospace & Defense: 5.4%
23,395	Airbus SE - ADR	$693,896
13,030	L3Harris Technologies, Inc.	2,712,976
124,300	Safran SA - ADR	3,883,132
		7,290,004
Banks: 1.5%
17,040	First Republic Bank	2,077,006

Chemicals: 3.8%
11,250	Air Products & Chemicals, Inc.	3,467,925
5,115	Linde PLC	1,668,411
		5,136,336
Commercial Services & Supplies: 3.4%
34,465	Waste Connections, Inc.	4,568,680

Electrical Equipment: 3.0%
29,115	AMETEK, Inc.	4,067,948

Equity Real Estate Investment Trusts - REITS: 3.8%
18,000	EastGroup Properties, Inc.	2,665,080
25,635	Lamar Advertising Co. - Class A	2,419,944
		5,085,024
Food & Staples Retailing: 2.4%
42,970	Sysco Corp.	3,285,056

Health Care Equipment & Supplies: 6.9%
8,300	Becton Dickinson and Co.	2,110,690
112,480	Boston Scientific Corp. [1]	5,204,449
7,455	Teleflex, Inc.	1,860,992
		9,176,131
Health Care Providers & Services: 3.0%
43,095	CVS Health Corp.	4,016,023

Insurance: 4.9%
36,240	Brown & Brown, Inc.	2,064,593
34,300	The Progressive Corp.	4,449,053
		6,513,646
Interactive Media & Services: 6.4%
96,340	Alphabet, Inc. - Class C [1]	8,548,248

Internet & Direct Marketing Retail: 2.2%
34,765	Amazon.com, Inc. [1]	2,920,260

IT Services: 3.3%
21,510	Visa, Inc. - Class A	4,468,918

Life Sciences Tools & Services: 5.2%
136,180	Avantor, Inc. [1]	2,872,036
15,165	Danaher Corp.	4,025,094
		6,897,130
Multiline Retail: 5.1%
20,120	Dollar General Corp.	4,954,550
12,275	Target Corp.	1,829,466
		6,784,016
Pharmaceuticals: 2.2%
16,360	Johnson & Johnson	2,889,994

Road & Rail: 5.1%
14,145	Old Dominion Freight Line, Inc.	4,014,068
13,530	Union Pacific Corp.	2,801,657
		6,815,725
Semiconductors & Semiconductor Equipment: 6.6%
41,566	Advanced Micro Devices, Inc. [1]	2,692,230
14,700	Analog Devices, Inc.	2,411,241
24,314	Applied Materials, Inc.	2,367,697
26,310	Micron Technology, Inc.	1,314,974
		8,786,142
Software: 12.6%
11,116	Adobe, Inc. [1]	3,740,868
37,795	Microsoft Corp.	9,063,997
25,550	Oracle Corp.	2,088,457
6,173	Synopsys, Inc. [1]	1,970,977
		16,864,299
Specialty Retail: 2.6%
29,520	Ross Stores, Inc.	3,426,386

Total Common Stocks
(Cost $81,899,865)		119,616,972

Principal Amount
Short-Term Investments: 10.7%
US Treasury Bills: 7.3%
	United States Treasury Bill
$9,800,000	2.583%, 01/05/2023	9,798,024

Total US Treasury Bills
(Cost $9,797,223)		9,798,024

Shares
Money Market Funds: 3.4%
4,519,992	Federated Hermes U.S. Treasury Cash Reserves - Class I, 3.820% [2]	4,519,992

Total Money Market Funds
(Cost $4,519,992)		4,519,992

Total Short-Term Investments
(Cost $14,317,215)		14,318,016
Total Investments in Securities: 100.1%
(Cost $96,217,080)		133,934,988
Liabilities in Excess of Other Assets: (0.1)%		(69,314)
Total Net Assets: 100.0%		$133,865,674

ADR -	American Depositary Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$119,616,972	$–	$–	$119,616,972
Short-Term Investments	4,519,992	9,798,024	–	14,318,016
Total Assets:	$124,136,964	$9,798,024	$–	$133,934,988

[1] See Schedule of Investments for industry breakouts.